Basis of Presentation and General Information (Details) $ in Thousands		12 Months Ended
	Feb. 16, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 03, 2024 Commitment Financier
Basis of Presentation and General Information [Abstract]
Reverse stock split ratio	0.1
Working capital deficit		$ (44,430)
Deferred revenue		2,136	$ 2,232
Net income		2,282	17,239	$ 41,348
Cash flow from operations		$ 31,323	$ 37,286	$ 80,760
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Number of financiers | Financier					1
Subsequent Event [Member] | Minimum [Member]
Basis of Presentation and General Information [Abstract]
Number of future commitments | Commitment					1
Subsequent Event [Member] | Maximum [Member]
Basis of Presentation and General Information [Abstract]
Number of future commitments | Commitment					2
Seanergy Management [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Seanergy Shipmanagement [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Emperor Holding Ltd. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Pembroke Chartering Services Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		O1
Sea Genius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Geniuship
Date of delivery		Oct. 13, 2015
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Gloriuship
Date of delivery		Nov. 03, 2015
Date of sale/disposal		Jul. 05, 2022
Premier Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Premiership
Date of delivery		Sep. 11, 2015
Squire Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Squireship
Date of delivery		Nov. 10, 2015
Lord Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Lordship
Date of delivery		Nov. 30, 2016
Date of sale/disposal		Apr. 28, 2023
Champion Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Championship
Date of delivery		Nov. 07, 2018
Fellow Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Fellowship
Date of delivery		Nov. 22, 2018
Friend Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Friendship
Date of delivery		Jul. 27, 2021
World Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Worldship
Date of delivery		Aug. 30, 2021
Duke Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Dukeship
Date of delivery		Nov. 26, 2021
Partner Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Partnership
Date of delivery		Mar. 09, 2022
Honor Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Honorship
Date of delivery		Jun. 27, 2022
Paros Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Paroship
Date of delivery		Dec. 27, 2022
Knight Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Knightship
Date of delivery		Dec. 13, 2016
Date of sale/disposal		Apr. 06, 2023
Flag Marine Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Flagship
Date of delivery		May 06, 2021
Date of sale/disposal		May 11, 2021
Hellas Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Hellasship
Date of delivery		May 06, 2021
Date of sale/disposal		Jun. 28, 2021
Patriot Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Patriotship
Date of delivery		Jun. 01, 2021
Date of sale/disposal		Jun. 28, 2021
Good Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Goodship
Date of delivery		Aug. 07, 2020
Date of sale/disposal		Feb. 10, 2023
Traders Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Vessel name		Tradership
Date of delivery		Jun. 09, 2021
Date of sale/disposal		Feb. 28, 2023
Gladiator Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Partner Shipping Co. Limited [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		O1
Vessel name		Partnership
Date of delivery		May 31, 2017
Date of sale/disposal		Mar. 09, 2022
Martinique International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		D8
Harbour Business International Corp. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		D8
Titan Ocean Navigation Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		N0
Vessel name		Titanship
Date of delivery		Oct. 24, 2023